EARNOUT SHARES AND SPONSOR EARNOUT SHARES (Details Narrative) - $ / shares			3 Months Ended	12 Months Ended
	Dec. 13, 2024	Mar. 29, 2024	Mar. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Share price milestone		$ 0.025
Number of shares issued	2,334,092	1,400,000	2,200,000	2,200,000
Milestone One [Member]
Restructuring Cost and Reserve [Line Items]
Share price milestone			$ 13.00	$ 13.00
Milestone Two [Member]
Restructuring Cost and Reserve [Line Items]
Share price milestone			15.00	15.00
Milestone Three [Member]
Restructuring Cost and Reserve [Line Items]
Share price milestone			$ 18.00	$ 18.00
Alpha Modus Corp [Member] | Earnout Shares [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during period, additional shares, acquisitions			2,200,000	2,200,000
Stock issued during period shares acquisitions			733,333	733,333
Alpha Modus Corp [Member] | Earnout Shares One [Member]
Restructuring Cost and Reserve [Line Items]
Share price milestone			$ 13.00	$ 13.00
Alpha Modus Corp [Member] | Earnout Shares Two [Member]
Restructuring Cost and Reserve [Line Items]
Share price milestone			15.00	15.00
Alpha Modus Corp [Member] | Earnout Shares Three [Member]
Restructuring Cost and Reserve [Line Items]
Share price milestone			$ 18.00	$ 18.00
Insight Acquisition Sponsor LLC [Member] | Sponsor Earnout Shares [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued during period, additional shares, acquisitions			750,000	750,000
Stock issued during period shares acquisitions			250,000	250,000